Banking service fees - Schedule of Banking Service Fees (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking Service Fees [Abstract]
Fees from credit and debit card services	R$ 15,394	R$ 14,802	R$ 14,002
Current account services	10,017	9,589	8,856
Asset management fees	5,013	4,141	3,514
Fees for guarantees issued and credit lines	1,768	1,783	1,773
Collection commissions	1,506	1,378	1,315
Brokerage commission	618	606	295
Other	2,493	2,149	2,163
Total	R$ 36,809	R$ 34,448	R$ 31,918